Associated companies	12 Months Ended
Dec. 31, 2017
Statement [line items]
Associated companies
4. Associated companies
	Net income statement effect			Other comprehensive income effect			Total comprehensive income effect

(USD millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015

Roche Holding AG, Switzerland	456	464	343	108	– 39	– 149	564	425	194

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK	629	234	– 79	– 145	710	– 4	484	944	– 83

Others	23	5	2				23	5	2

Associated companies related to continuing operations	1 108	703	266	– 37	671	– 153	1 071	1 374	113

Novartis has significant investments in Roche Holding AG, Basel (Roche) and in GlaxoSmithKline Consumer Healthcare Holdings Ltd, Brentford, Middlesex, UK as well as certain other smaller investments that are accounted for as associated companies.
Balance sheet value

(USD millions)	December 31, 2017	December 31, 2016

Roche Holding AG, Switzerland	8 121	7 644

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK	7 020	6 448

Others	229	212

Total	15 370	14 304

Roche Holding AG
The Group’s holding in Roche voting shares was 33.3% at December 31, 2017, 2016 and 2015. This investment represents approximately 6.3% of Roche’s total outstanding voting and non-voting equity instruments at December 31, 2017, 2016 and 2015.
Since full-year 2017 financial data for Roche is not available when Novartis produces its consolidated financial results, a survey of analyst estimates is used to estimate the Group’s share of Roche’s net income. Any differences between these estimates and actual results will be adjusted in the Group’s 2018 consolidated financial statements when available.
The following tables show summarized financial information for Roche, including current values of fair value adjustments made at the time of the acquisition of the shares, for the year ended December 31, 2016 and for the six months ended June 30, 2017 (since full-year 2017 data is not yet available):
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2016	28.7	61.4	22.6	27.8

June 30, 2017	26.7	56.9	20.6	26.0

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2016	50.6	7.5	0.7	8.2

June 30, 2017	26.3	4.4	0.2	4.6

A purchase price allocation was performed on the basis of publicly available information at the time of acquisition of the investment. The December 31, 2017 balance sheet value allocation is as follows:
(USD millions)	December 31, 2017

Novartis share of Roche’s estimated net assets	2 412

Novartis share of re-appraised intangible assets	673

Implicit Novartis goodwill	2 915

Current value of share in net identifiable assets and goodwill	6 000

Accumulated equity accounting adjustments and translation effects less dividends received	2 121

Balance sheet value	8 121

The identified intangible assets principally relate to the value of currently marketed products and are amortized on a straight-line basis over their estimated average useful life of 20 years.
In 2017, dividends received from Roche in relation to the distribution of its 2016 net income amounted to USD 438 million (2016: USD 433 million in relation to the distribution of its 2015 net income).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2017, 2016 and 2015 are as follows:
(USD millions)	2017	2016	2015

Novartis share of Roche's estimated current-year consolidated net income	669	678	650

Prior-year adjustment	– 67	– 68	– 157

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 42 million (2016: USD 42 million; 2015: USD 41 million)	– 146	– 146	– 150

Net income effect	456	464	343

The publicly quoted market value of the Novartis interest in Roche (SIX symbol: RO) at December 31, 2017, was USD 13.4 billion (2016: USD 12.4 billion).
GlaxoSmithKline Consumer Healthcare Holdings Ltd.
On March 2, 2015, Novartis closed its transactions with GlaxoSmithKline plc, Great Britain (GSK) announced in April 2014. As part of these transactions, Novartis and GSK agreed to create a combined consumer healthcare business through a combination between Novartis OTC and GSK Consumer Healthcare. On March 2, 2015, a new entity GlaxoSmithKline Consumer Healthcare Holdings Ltd (GSK Consumer Healthcare) was formed via the contribution of businesses from both Novartis and GSK.
At December 31, 2017, 2016 and 2015, Novartis has a 36.5% interest in GSK Consumer Healthcare and four of eleven seats on the GSK Consumer Healthcare board of directors. Furthermore, Novartis has customary minority rights and also exit rights at a pre-defined, market-based pricing mechanism.
The December 31, 2017 balance sheet value allocation is as follows:
(USD millions)	December 31, 2017

Novartis share of GSK Consumer Healthcare’s estimated net assets	1 505

Novartis share of re-appraised intangible assets	3 852

Implicit Novartis goodwill	1 763

Current value of share in net identifiable assets and goodwill	7 120

Accumulated equity accounting adjustments and translation effects less dividends received	– 100

Balance sheet value	7 020

The identified intangible assets principally relate to the value of the indefinite life GSK Consumer Healthcare intangible assets. The identified intangible assets with a definite life are amortized on a straight-line basis over their estimated average useful life of 20 years.
At acquisition date, Novartis has valued the contribution of 63.5% of its OTC Division in exchange for 36.5% of the GSK Consumer Healthcare business at fair value. The retained interest in the OTC Division business contributed was accounted for at net book value at the time of contribution.
The following tables show summarized financial information for GSK Consumer Healthcare, including current values of fair value adjustments made at the time of acquisition, for the year ended December 31, 2016, and for the nine months ended September 30, 2017 (interim unaudited), since full-year 2017 data is not yet available:
(GBP billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2016	4.0	21.1	3.1	2.1

September 30, 2017	3.3	20.6	2.6	2.0

(GBP billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2016	6.5	0.6	1.6	2.2

September 30, 2017	5.3	0.6	– 0.4	0.2

Since full-year 2017 financial data for GSK Consumer Healthcare is not available when Novartis produces its consolidated financial results, a projection of the latest internal management reporting is used to estimate the Group’s share of GSK Consumer Healthcare’s net result for the year. Any differences between this estimate and actual results will be adjusted in the Group’s 2018 consolidated financial statements when available.
In 2017, dividends received from GSK Consumer Healthcare amounted to USD 544 million (2016: USD 463 million).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2017, 2016 and 2015 are as follows:
(USD millions)	2017	2016	2015

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	589	268	– 17

Prior-year adjustment	47	– 22

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million (2016: USD 2 million; 2015: USD 18 million)	– 7	– 12	– 62

Net income effect	629	234	– 79